Preferred Dividends (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Dividends on Preferred Stock
Accrued Dividends	$ 1,084,314		$ 843,215
Series C Preferred Stock [Member]
Dividends on Preferred Stock
Preferred stock, shares outstanding			1,500
Anual Dividend Rate		[1]		[1]
Accrual Period	January - June		January - December
Accrued Dividends	89,261		175,450
Series D Preferred Stock [Member]
Dividends on Preferred Stock
Preferred stock, shares outstanding			608
Anual Dividend Rate	10.00%		10.00%
Accrual Period	January - March		January - December
Accrued Dividends	3,000		61,340
Series E Preferred Stock [Member]
Dividends on Preferred Stock
Preferred stock, shares outstanding			2,575
Anual Dividend Rate	12.00%		12.00%
Accrual Period	January - April		September - December
Accrued Dividends	221,003		82,675
Series F Preferred Stock [Member]
Dividends on Preferred Stock
Preferred stock, shares outstanding			4,150
Anual Dividend Rate	12.00%		12.00%
Accrual Period	January - December		September - December
Accrued Dividends	437,050		145,250
Series H Preferred Stock [Member]
Dividends on Preferred Stock
Preferred stock, shares outstanding			1,425
Anual Dividend Rate		[2]		[2]
Accrual Period	January - March		October - December
Accrued Dividends	$ 334,000		$ 378,500

[1]	* The stated dividend rate was 10%, however if the dividends were not paid, the dividend rate became 12%.
[2]	** Dividends accrued on the Series H Preferred Stock at the rate of 10% per month for a maximum amount of dividends equal to 150% of the stated amount.